Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,553,400
Previously Paid Amount	0.00
Total Fee Amount	1,457.42
Total Offset Amount	0.00
Net Fee	1,457.42
Narrative - Max Aggregate Offering Price	$ 10,553,400
Final Prospectus	true